Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share for each class of ordinary share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Denominator:
Basic and diluted net income per share	$ 0	$ 0.03
Class A Ordinary Shares
Numerator:
Allocation of net income	$ 128,361	$ 1,036,225	$ 4,785,872	$ 3,967,193
Denominator:
Weighted average shares outstanding	26,489,426	34,500,000	34,500,000	28,828,767
Basic and diluted net income per share	$ 0	$ 0.03	$ 0.14	$ 0.14
Class B Ordinary Shares
Numerator:
Allocation of net income	$ 41,794	$ 259,056	$ 1,196,468	$ 1,161,457
Denominator:
Weighted average shares outstanding	8,625,000	8,625,000	8,625,000	8,440,068
Basic and diluted net income per share	$ 0	$ 0.03	$ 0.14	$ 0.14